EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
EARNINGS PER SHARE	31. EARNINGS PER SHARE

The basic earnings per share are calculated by dividing the profit (loss) attributable to holders of Company by weighted average number of outstanding common shares, excluding common shares purchased by the Company and held as treasury shares.

	Consolidated
	2021	2020	2019
Income (loss) attributable to the Company’s controlling shareholders	1,047,960	(650,196)	155,467
Weighted average of the number of outstanding common shares	1,377,932,809	1,246,180,219	865,660,042
Weighted average number of treasury shares	(788,866)	(572,130)	-
Weighted average number of outstanding common shares	1,377,143,943	1,245,608,090	865,660,042
Basic earnings (loss) per share - R$	0.7610	(0.5220)	0.1796

Diluted earnings per share are calculated by adjusting the weighted average number of outstanding common shares, assuming the conversion of all potential common shares that would cause dilution. The Company has purchase options, restricted shares and strategy acceleration that would have a dilutive effect on any earnings per share.

Considering that in the year ended December 31, 2020, the Company recorded a loss, any adjustment would have an anti-diluting effect and, therefore, the diluted earnings per share for the year ended December 31, 2020 are equivalent to the basic earnings per share.

The diluted earnings per share for net income for the year ended December 31, 2021 and 2019 are presented below:

	Consolidated
	2021	2019
Gain attributable to the Company’s controlling shareholders	1,047,960	155,467
Weighted average of the number of outstanding common shares	1,377,143,943	865,660,042
Adjustment for stock options and restricted shares(a)	-	8,124,575
Weighted average number of treasury shares	19,531,951	-
Weighted average number of outstanding common shares	1,396,675,894	873,784,617
Diluted earnings per share – R$	0.7503	0.1779

(a) The number of shares and earnings per share already consider the stock split on September 17, 2019 and their retrospective effects.

The basic and diluted loss per share for net loss of discontinued operations for the year ended December 31, 2021 and 2020 are presented below:

	Consolidated
	2021	2020
Net loss attributable to the Company’s controlling shareholders	(98,550)	(143,112)
Weighted average of the number of outstanding common shares	1,377,932,809	1,246,180,219
Adjustment for purchase options and restricted shares	(788,866)	(572,130)
Weighted average number of ordinary shares for diluted earnings calculation	1,377,066,457	1,245,608,090
Basic loss per share - R$	(0.0716)	(0.1149)